Income Taxes - Schedule of Statutory Income Tax Rates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Details [Abstract]
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2021 – 27%, 2020 – 27%)	$ (2,395)	$ (2,486)	$ (4,938)
Change in recognized taxable temporary differences	(512)	(1,052)	(1,297)
Change in unrecognized deductible temporary differences and unused tax losses	2,237	2,280	4,680
Impact of rate differences between jurisdictions	(284)	258	293
Permanent differences and other	618	659	862
Income tax recovery	$ (336)	$ (341)	$ (400)